3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750
John P. Falco
direct dial: 215.981.4659
falcoj@pepperlaw.com
March 18, 2011
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of FundVantage Trust (the “Trust”) that the form of prospectus for the Private Capital Management Value Fund, dated March 15, 2011, and statement of additional information for the Private Capital Management Value Fund, dated March 15, 2011, that would have been filed under Rule 497(c) of the 1933 Act did not differ from the prospectus and statement of additional information contained in the Post-Effective Amendment No. 44 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on March 15, 2011 (SEC Accession No. 0000950123-11-025629)
     Please contact the undersigned at 215.981.4659 or John M. Ford, Esq. at 215.981.4009 to discuss any questions or comments.

Very truly yours,
/s/ John P. Falco
John P. Falco

cc:	Joel Weiss James Shaw John M. Ford, Esq.
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